UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Climate Change Fund

	Shares	Value ($)

Common Stocks 85.3%
Austria 3.3%
Andritz AG	8,841	493,333
Oesterreichische Elektrizitaetswirtschafts AG "A"	22,536	1,663,260

(Cost $1,996,441)		2,156,593
Belgium 1.6%
Umicore (Cost $959,275)	21,475	1,092,952
Brazil 0.6%
Companhia Energetica de Minas Gerais (ADR) (Preferred) (Cost $406,488)	21,744	413,788
Canada 2.1%
Canadian Hydro Developers, Inc.*	88,684	508,182
Canadian National Railway Co.	10,679	564,737

Potash Corp. of Saskatchewan, Inc.	1,966	312,397

(Cost $1,359,026)		1,385,316
China 0.9%
Yingli Green Energy Holding Co., Ltd. (ADR)* (Cost $836,958)	35,680	601,922
Denmark 2.3%
Rockwool International AS "B"	2,273	397,527
Vestas Wind Systems AS*	10,920	1,113,590

(Cost $1,527,505)		1,511,117
Finland 0.5%
Wartsila Oyj "B" (Cost $367,578)	5,176	353,130
France 8.1%
Alstom	5,071	1,063,071
Compagnie de Saint-Gobain	14,464	1,137,308
Nexans SA	6,386	699,228
Schneider Electric SA	10,664	1,212,792
Veolia Environnement	13,854	1,233,091

(Cost $5,720,293)		5,345,490
Germany 12.2%
Aixtron AG*	50,230	654,446
Bayer AG	13,365	1,017,669
Continental AG	7,674	748,135
Nordex AG*	13,902	489,585
Q-Cells AG*	12,504	995,921
SGL Carbon AG*	10,917	598,641
Siemens AG (Registered)	5,820	742,886
Solarworld AG	34,796	1,551,654
Vossloh AG	3,293	458,825
Wacker Chemie AG	4,004	854,948

(Cost $9,274,200)		8,112,710
Greece 0.3%
Terna Energy SA* (Cost $230,686)	17,406	170,652
Italy 0.5%
Fiat SpA (Cost $429,380)	17,324	363,571
Japan 1.4%
Daikin Industries Ltd.	8,810	394,167
NGK Insulators Ltd.	3,200	72,571
Toyota Motor Corp.	8,700	473,478

(Cost $1,017,266)		940,216
Netherlands 2.6%
Ballast Nedam NV (CVA)	9,202	345,600
Grontmij NV (CVA)	4,220	142,060
Koninklijke (Royal) Philips Electronics NV	10,289	402,105
Koninklijke Boskalis Westminster NV (CVA)	14,538	803,321

(Cost $1,759,891)		1,693,086
Portugal 1.3%
EDP - Energias de Portugal SA (Cost $966,217)	151,954	886,921
Spain 6.9%
Acciona SA	4,577	1,161,632

Gamesa Corporacion Tecnologica SA	40,987	1,663,924
Iberdrola SA	69,563	1,004,106
Iberdrola Renovables*	120,287	737,224

(Cost $5,117,442)		4,566,886
Switzerland 4.7%
ABB Ltd. (Registered)	62,909	1,569,486
BKW FMB Energie AG	3,159	386,016
Sulzer AG (Registered)	467	537,091
Syngenta AG (Registered)	2,201	631,185

(Cost $3,145,069)		3,123,778
United Kingdom 6.7%
Johnson Mathey PLC	11,760	451,563
PV Crystalox Solar PLC*	102,678	265,279
Rotork PLC	13,209	259,885
RPS Group PLC	167,508	980,631
Scottish & Southern Energy PLC	30,438	891,941
SIG PLC	37,861	621,469
Tanfield Group PLC*	478,295	974,201

(Cost $4,743,392)		4,444,969
United States 29.3%
Altair Nanotechnologies, Inc.*	73,168	218,041
American Superconductor Corp.*	18,666	421,665
Applied Materials, Inc.	65,515	1,255,923
BorgWarner, Inc.	19,067	821,978
CLARCOR, Inc.	9,941	355,888
Cooper Industries Ltd. "A"	7,200	301,896
Covanta Holding Corp.*	27,819	797,849
Cree, Inc.*	24,710	763,539
Donaldson Co., Inc.	9,875	416,330
E.I. du Pont de Nemours & Co.	9,831	456,355
EMCORE Corp.*	7,997	88,367
Emerson Electric Co.	31,522	1,606,361
Entergy Corp.	4,603	472,912
FCStone Group, Inc.*	13,755	641,533
FPL Group, Inc.	6,925	417,508
Fuel Tech, Inc.*	22,997	461,550
FuelCell Energy, Inc.*	39,582	283,407
ITC Holdings Corp.	11,674	622,224
Johnson Controls, Inc.	40,340	1,325,572
Kaydon Corp.	7,997	341,552
Lindsay Corp.	6,282	493,891
PG&E Corp.	31,950	1,203,237
Plum Creek Timber Co., Inc.	21,257	864,947
Power Integrations, Inc.*	14,956	393,343
Rayonier, Inc.	15,495	659,312
Shaw Group, Inc.*	10,116	651,268
SunPower Corp. "A"*	5,261	345,753
Tenneco, Inc.*	11,965	302,116
Tetra Tech, Inc.*	17,182	324,224
United Technologies Corp.	16,701	1,177,588
Valmont Industries, Inc.	12,081	965,272

(Cost $20,501,105)		19,451,401

Total Common Stocks (Cost $60,358,212)		56,614,498

Cash Equivalents 7.8%
Cash Management QP Trust, 3.89% (a) (Cost $5,193,388)	5,193,388	5,193,388
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $65,551,600) †	93.1	61,807,886
Other Assets and Liabilities, Net	6.9	4,568,312

Net Assets	100.0	66,376,198
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.
†

The cost for federal income tax purposes was $65,551,600. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $3,743,714. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,021,280 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,764,994.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At February 29, 2008, the DWS Climate Change Fund had the following sector diversification:
		As a % of Common
Sector	Market Value ($)	Stocks
Industrials	31,352,181	55.4%
Utilities	10,611,062	18.8%
Materials	5,035,110	8.9%
Consumer Discretionary	4,034,850	7.1%
Information Technology	3,415,503	6.0%
Financials	2,165,792	3.8%
Total Common Stocks	56,614,498	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008